UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
————————————
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
——————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments
July 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 89.9%
	Airlines — 2.1%
18,467	Southwest Airlines Co.	$332,221

	Audio and Video Equipment — 4.1%
14,392	Sony Corp. ADR	661,888

	Auto and Truck Parts — 1.2%
2,515	Magna International, Inc., Class A	184,827

	Banks - Regional — 1.4%
2,231	Bank of Montreal	126,476
835	Comerica, Inc.	48,889
1,430	KeyCorp	52,767

		228,132

	Communications Services — 1.4%
7,239	AT&T, Inc.	217,098

	Computer Peripherals — 2.5%
5,667	Canon, Inc. ADR	408,477

	Construction Services — 0.9%
2,129	Lennar Corp., Class A	95,230
2,138	Toll Brothers, Inc.*	54,669

		149,899

	Electric Utilities — 3.2%
1,348	Constellation Energy Group, Inc.	78,063
6,801	Edison International	281,425
3,600	PG&E Corp.	150,048

		509,536

	Electronic Instruments and Controls — 2.0%
4,550	LG.Philips LCD Company Ltd. ADR*	80,945
3,033	TDK Corp. ADR	236,240

		317,185

	Food Processing — 2.1%
3,932	Archer Daniels Midland Co.	173,008
3,000	Bunge Ltd.	163,740

		336,748

	Insurance - Accident and Health — 0.4%
919	Assurant, Inc.	44,268
1,000	UnumProvident Corp.	16,230

		60,498

	Insurance - Life — 6.5%
1,070	Lincoln National Corp.	60,648
8,144	MetLife, Inc.	423,488
2,726	Principal Financial Group, Inc.	147,204
5,197	Prudential Financial, Inc.	408,692

		1,040,032

	Insurance - Property and Casualty — 12.2%
3,354	ACE Ltd.	172,832
170	Berkshire Hathaway, Inc., Class B*	517,991
2,065	CNA Financial Corp.*	70,107
507	Everest Re Group Ltd.	47,967
7,270	Loews Corp.	269,426
995	Safeco Corp.	53,451
4,798	The Chubb Corp.	241,915
2,969	The Hartford Financial Services Group, Inc.	251,890
7,404	The St. Paul Travelers Companies, Inc.	339,103

		1,964,682

	Investment Services — 4.7%
7,726	Morgan Stanley	513,779
1,648	The Bear Stearns Companies, Inc.	233,802

		747,581

	Iron and Steel — 2.2%
5,388	Mittal Steel Company N.V., Class A NYS	184,323
2,655	United States Steel Corp.	167,451

		351,774

	Metal Mining — 1.1%
2,168	Inco Ltd.	168,605

	Oil and Gas Operations — 19.9%
470	Anadarko Petroleum Corp.	21,498
7,527	Apache Corp.	530,428
7,300	Chevron Corp.	480,194
4,550	Marathon Oil Corp.	412,412
3,200	Newfield Exploration Co.*	148,416
5,095	Occidental Petroleum Corp.	548,986
2,800	Pioneer Natural Resources Co.	126,980
9,118	Royal Dutch Shell PLC, Class A ADR	645,555
6,042	Sempra Energy	291,587

		3,206,056

	Photography — 1.9%
9,150	Fuji Photo Film Company Ltd. ADR	306,708

	Railroads — 8.9%
3,630	Canadian Pacific Railway Ltd.	173,768
5,011	CSX Corp.	304,067
9,964	Norfolk Southern Corp.	432,637
6,188	Union Pacific Corp.	525,980

		1,436,452

	Retail - Specialty — 1.9%
5,654	Costco Wholesale Corp.	298,305

	Semiconductors — 9.3%
10,100	Advanced Micro Devices, Inc.*	195,839
6,359	Freescale Semiconductor, Inc., Class B*	181,359
4,750	KLA-Tencor Corp.	200,403
4,285	Kyocera Corp. ADR	349,698
17,085	Micron Technology, Inc.*	266,355
20,000	STMicroelectronics N.V. NYS	299,200

		1,492,854

	Total Common Stocks (Cost $14,041,178)	14,419,558

PAR

	REPURCHASE AGREEMENT — 12.1%
$1,950,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $1,950,282 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $1,991,984 (Cost $1,950,000)	1,950,000

	Total Investments — 102.0% (Cost $15,991,178)	16,369,558
	Liabilities Less Other Assets — (2.0%)	(313,280)

	Net Assets — 100.0%	$16,056,278

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 90.1%
	Banks - Money Centers — 8.0%
23,000	Bank of America Corp.	$1,185,190
18,000	Citigroup, Inc.	869,580

		2,054,770

	Banks - Regional — 23.1%
22,000	Comerica, Inc.	1,288,100
34,000	KeyCorp	1,254,600
85,000	Mitsubishi UFJ Financial Group, Inc. ADR	1,185,750
28,000	National City Corp.	1,008,000
15,000	SunTrust Banks, Inc.	1,183,050

		5,919,500

	Financial Services — 30.2%
5,000	Capital One Financial Corp.	386,750
16,000	CIT Group, Inc.	734,560
8,000	Countrywide Financial Corp.	286,640
12,000	Fannie Mae (Federal National Mortgage)	574,920
20,000	Freddie Mac (Federal Home Loan)	1,157,200
28,000	JP Morgan Chase & Co.	1,277,360
9,500	Merrill Lynch & Company, Inc.	691,790
16,000	Morgan Stanley	1,064,000
6,500	The Bear Stearns Companies, Inc.	922,155
4,200	The Goldman Sachs Group, Inc.	641,550

		7,736,925

	Insurance - Accident and Health — 2.3%
36,000	UnumProvident Corp.	584,280

	Insurance - Life — 12.6%
17,000	Genworth Financial, Inc., Class A	583,100
8,000	Lincoln National Corp.	453,440
16,000	MetLife, Inc.	832,000
15,000	Principal Financial Group, Inc.	810,000
7,000	Prudential Financial, Inc.	550,480

		3,229,020

	Insurance - Property and Casualty — 4.7%
23,000	CNA Financial Corp.*	780,850
5,000	The Hartford Financial Services Group, Inc.	424,200

		1,205,050

	Savings and Loans - Savings Banks — 9.2%
28,000	Astoria Financial Corp.	833,000
7,000	Golden West Financial Corp.	515,620
27,000	Sovereign Bancorp, Inc.	557,280
10,000	Washington Mutual, Inc.	447,000

		2,352,900

	Total Common Stocks (Cost $20,583,366)	23,082,445

PAR

	REPURCHASE AGREEMENT — 11.7%
$2,986,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $2,986,431 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $3,050,289 (Cost $2,986,000)	2,986,000

	Total Investments — 101.8% (Cost $23,569,366)	26,068,445
	Liabilities Less Other Assets — (1.8%)	(457,063)

	Net Assets — 100.0%	$25,611,382

*	Non-income producing security
ADR	American Depositary Receipts

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Technology Fund
Portfolio of Investments
July 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.5%
	Audio and Video Equipment — 3.4%
15,300	Sony Corp. ADR	$703,647

	Biotechnology and Drugs — 8.2%
4,875	ALTANA AG ADR	279,533
8,200	AmerisourceBergen Corp.	352,600
5,000	Merck & Company, Inc.	201,350
7,605	Novartis AG ADR	427,553
22,175	Schering-Plough Corp.	453,257

		1,714,293

	Capital Goods - Miscellaneous — 1.1%
2,000	Cummins, Inc.	234,000

	Communications Equipment — 6.2%
14,850	Comverse Technology, Inc.*	287,793
3,317	LM Ericsson Telephone Co. ADR	104,419
39,500	Motorola, Inc.	899,020

		1,291,232

	Communications Services — 4.2%
29,625	AT&T, Inc.	888,454

	Computer Hardware — 0.9%
1,000	Apple Computer, Inc.*	67,960
1,500	International Business Machines Corp.	116,115

		184,075

	Computer Peripherals — 4.4%
12,050	Canon, Inc. ADR	868,564
2,000	Hewlett-Packard Co.	63,820

		932,384

	Computer Services — 3.8%
8,000	Computer Sciences Corp.*	419,120
11,700	NCR Corp.*	376,038

		795,158

	Computer Storage Devices — 5.7%
26,575	EMC Corp.*	269,736
9,500	SanDisk Corp.*	443,270
21,100	Seagate Technology*	489,520

		1,202,526

	Electronic Instruments and Controls — 13.0%
12,425	American Power Conversion Corp.	209,734
7,400	Arrow Electronics, Inc.*	209,124
25,500	AU Optronics Corp. ADR	375,870
14,975	Jabil Circuit, Inc.	345,923
31,200	LG.Philips LCD Company Ltd. ADR*	555,048
8,400	Molex, Inc.	266,448
67,100	Solectron Corp.*	202,642
7,125	TDK Corp. ADR	554,966

		2,719,755

	Personal and Household Products — 3.1%
13,075	McKesson Corp.	658,849

	Photography — 1.1%
6,690	Fuji Photo Film Company Ltd. ADR	224,249

	Retail - Catalog and Mail Order — 1.0%
3,400	CDW Corp.	200,872

	Semiconductors — 38.6%
28,850	Advanced Micro Devices, Inc.*	559,402
18,475	Analog Devices, Inc.	597,297
23,050	Applied Materials, Inc.	362,807
25,200	Flextronics International Ltd.*	285,768
18,442	Freescale Semiconductor, Inc., Class B*	525,966
32,000	Infineon Technologies AG ADR*	344,320
36,200	Intel Corp.	651,600
7,500	Intersil Corp.	176,325
10,775	KLA-Tencor Corp.	454,597
9,600	Kyocera Corp. ADR	783,455
30,950	Micron Technology, Inc.*	482,511
10,875	National Semiconductor Corp.	252,953
8,700	Novellus Systems, Inc.*	220,197
44,700	STMicroelectronics N.V. NYS	668,712
70,004	Taiwan Semiconductor Manufacturing Company Ltd. ADR	606,938
26,100	Texas Instruments, Inc.	777,257
18,900	Xilinx, Inc.	383,481

		8,133,586

	Software and Programming — 2.8%
17,600	Check Point Software Technologies Ltd.*	295,680
36,400	Compuware Corp.*	254,436
2,000	Microsoft Corp.	48,060

		598,176

	Total Common Stocks (Cost $21,049,849)	20,481,256

PAR

	REPURCHASE AGREEMENT — 2.4%
$499,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $499,072 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $509,743 (Cost $499,000)	499,000

	Total Investments — 99.9% (Cost $21,548,849)	20,980,256
	Other Assets Less Liabilities — 0.1%	10,761

	Net Assets — 100.0%	$20,991,017

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Fund
Portfolio of Investments
July 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 96.4%
	Banks – Regional — 0.1%
50,000	Bancshares of Florida, Inc.*	$1,083,500

	Biotechnology and Drugs — 0.3%
228,100	Bradley Pharmaceuticals, Inc.*	2,312,934

	Casinos and Gaming — 30.7%
1,600,000	Bally Technologies, Inc.*	26,336,000
43,389	Florida Gaming Corp.*	561,237
20,000	International Game Technology	773,200
212,300	Isle of Capri Casinos, Inc.*	5,016,649
992,000	Monarch Casino & Resort, Inc.*†	18,689,280
4,100,000	Penn National Gaming, Inc.*	135,587,001
1,471,407	Pinnacle Entertainment, Inc.*	40,360,694
157,500	Shuffle Master, Inc.*	4,591,125
250,000	Station Casinos, Inc.	13,715,000

		245,630,186

	Communications Services — 17.4%
4,107,256	American Tower Corp., Class A*	138,825,253

	Construction - Supplies and Fixtures — 4.9%
730,850	American Woodmark Corp.	24,834,283
514,600	Simpson Manufacturing Company, Inc.	14,408,800

		39,243,083

	Construction Services — 3.4%
566,666	D.R. Horton, Inc.	12,143,652
600,000	Toll Brothers, Inc.*	15,342,000

		27,485,652

	Consumer Financial Services — 2.8%
873,000	AmeriCredit Corp.*	21,467,070
28,200	White River Capital, Inc.*	516,765

		21,983,835

	Electric Utilities — 2.5%
1,000,000	The AES Corp.*	19,860,000

	Insurance - Miscellaneous — 2.2%
50,000	Brown & Brown, Inc.	1,569,500
393,500	Hilb Rogal and Hobbs Co.	15,936,750

		17,506,250

	Insurance - Property and Casualty — 11.3%
80	Berkshire Hathaway, Inc., Class B*	243,760
61,000	Investors Title Co.	2,641,300
255,400	Markel Corp.*	87,002,010

		89,887,070

	Office Equipment — 2.9%
542,700	Global Imaging Systems, Inc.*	22,945,356

	Oil and Gas Operations — 3.1%
397,890	MarkWest Hydrocarbon, Inc.	10,416,760
211,800	Penn Virginia Corp.	14,457,468

		24,874,228

	Recreational Activities — 0.9%
603,800	Dover Motorsports, Inc.	3,556,382
60,000	International Speedway Corp., Class A	2,715,000
19,000	International Speedway Corp., Class B	851,390

		7,122,772

	Retail - Specialty — 12.5%
3,445,336	99 Cents Only Stores*	35,659,228
107,900	Big 5 Sporting Goods Corp.	2,096,497
1,500,000	CarMax, Inc.*	52,199,999
356,508	O’Reilly Automotive, Inc.*	10,107,002

		100,062,726

	Software and Programming — 0.2%
32,000	MICROS Systems, Inc.*	1,280,000

	Transportation Services — 1.2%
464,997	Dynamex, Inc.*	9,737,037

	Total Common Stocks (Cost $466,599,748)	769,839,882

	PREFERRED STOCK — 0.6%
	Insurance - Life — 0.6%
200,000	ING Groep N.V., 6.125% (Cost $5,000,000)	4,770,000

PAR

	REPURCHASE AGREEMENT — 3.3%
$26,101,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $26,104,770 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $26,662,956 (Cost $26,101,000)	26,101,000

	Total Investments — 100.3% (Cost $497,700,748)	800,710,882
	Liabilities Less Other Assets — (0.3%)	(2,027,256)

	Net Assets — 100.0%	$798,683,626

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.5%
	Banks - Commercial — 2.9%
12,061	Beach First National Bancshares, Inc.*	$336,424
73,000	Provident Financial Services, Inc.	1,316,920
273,123	Taylor Capital Group, Inc.	8,622,493

		10,275,837

	Banks - Regional — 6.3%
667,895	Bank Mutual Corp.	8,228,466
35,000	Beverly National Corp.	840,000
254,322	ITLA Capital Corp.	12,642,347
2,100	Oak Hill Financial, Inc.	54,285
23,718	Partners Trust Financial Group, Inc.	250,462

		22,015,560

	Consumer Financial Services — 3.4%
61,569	Advanta Corp., Class B	2,218,331
130,000	AmeriCredit Corp.*	3,196,700
192,800	ASTA Funding, Inc.	6,437,592

		11,852,623

	Insurance - Life — 0.3%
27,000	StanCorp Financial Group, Inc.	1,163,430

	Insurance - Property and Casualty — 0.2%
45,000	Affirmative Insurance Holdings, Inc.	706,050

	REITs - Mortgage — 4.8%
250,000	Annaly Mortgage Management, Inc.	3,202,500
280,000	Anworth Mortgage Asset Corp.	2,209,200
225,600	Luminent Mortgage Capital, Inc.	2,177,040
420,000	MFA Mortgage Investments, Inc.	2,881,200
131,300	Opteum, Inc., Class A	1,142,310
205,000	Thornburg Mortgage, Inc.	5,248,000

		16,860,250

	Savings and Loans - Savings Banks - Central — 4.7%
95,200	Capitol Federal Financial	3,307,248
125,000	Flagstar Bancorp, Inc.	1,820,000
101,698	HMN Financial, Inc.	3,656,043
184,679	MAF Bancorp, Inc.	7,571,839

		16,355,130

	Savings and Loans - Savings Banks - East — 24.9%
183,113	Bancorp Rhode Island, Inc.	7,544,256
571,497	Dime Community Bancshares, Inc.	7,983,813
172,461	Flushing Financial Corp.	2,869,751
35,740	Harleysville Savings Financial Corp.	613,298
99,308	Hingham Institution for Savings	3,725,043
2,318,156	Hudson City Bancorp, Inc.	30,066,483
105,000	Investors Bancorp, Inc.*	1,413,300
106,745	MASSBANK Corp.	3,498,034
271,675	Parkvale Financial Corp.	8,150,250
123,501	PennFed Financial Services, Inc.	2,230,428
158,250	People’s Bank	5,679,593
78,688	TF Financial Corp.	2,159,592
91,748	WSFS Financial Corp.	5,644,337
176,218	Yardville National Bancorp	6,111,240

		87,689,418

	Savings and Loans - Savings Banks - South — 11.7%
965,163	BankUnited Financial Corp., Class A	28,559,173
611,393	Franklin Bank Corp.*	11,867,138
42,727	Greenville First Bancshares, Inc.*	820,364

		41,246,675

	Savings and Loans - Savings Banks - West — 38.3%
276,328	Banner Corp.	10,774,029
67,000	Beverly Hills Bancorp, Inc.	607,690
420,000	Commercial Capital Bancorp, Inc.	6,669,600
363,900	Downey Financial Corp.	24,144,765
515,000	FirstFed Financial Corp.*	29,071,750
72,935	Harrington West Financial Group, Inc.	1,177,900
264,668	Pacific Premier Bancorp, Inc.*†	2,945,755
348,100	PFF Bancorp, Inc.	13,071,155
633,000	Sterling Financial Corp.	20,237,010
1,144,734	Washington Federal, Inc.	25,607,700

		134,307,354

	Total Common Stocks (Cost $257,223,644)	342,472,327

PAR

	REPURCHASE AGREEMENT — 2.8%
$10,006,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $10,007,445 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $10,221,430 (Cost $10,006,000)	10,006,000

	Total Investments — 100.3% (Cost $267,229,644)	352,478,327
	Liabilities Less Other Assets — (0.3%)	(887,625)

	Net Assets — 100.0%	$351,590,702

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Technology Fund
Portfolio of Investments
July 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.8%
	Biotechnology and Drugs — 0.9%
300	Biosite, Inc.*	$11,694
1,000	Par Pharmaceutical Companies, Inc.*	15,240

		26,934

	Business Services — 0.6%
700	MAXIMUS, Inc.	18,998

	Capital Goods - Miscellaneous — 2.4%
1,825	Intermec, Inc.*	44,530
900	Zebra Technologies Corp., Class A*	28,215

		72,745

	Chemical Manufacturing — 1.2%
1,200	Cabot Microelectronics Corp.*	35,736

	Communications Equipment — 6.9%
3,600	Andrew Corp.*	30,420
2,000	Arris Group, Inc.*	21,380
7,200	Extreme Networks, Inc.*	27,432
6,175	Foundry Networks, Inc.*	63,973
1,100	NETGEAR, Inc.*	21,285
900	Novatel Wireless, Inc.*	9,954
575	Tekelec*	5,917
3,000	Tellabs, Inc.*	28,200

		208,561

	Communications Services — 0.4%
2,750	@Road, Inc.*	12,018

	Computer Hardware and Services — 8.5%
4,800	Ingram Micro, Inc., Class A*	84,624
2,300	MIPS Technologies, Inc.*	14,559
1,500	Packeteer, Inc.*	13,725
2,200	Palm, Inc.*	32,802
3,500	Perot Systems Corp., Class A*	46,620
1,700	Tech Data Corp.*	63,206

		255,536

	Computer Networks — 6.2%
8,700	3Com Corp.*	41,238
3,175	Convergys Corp.*	60,579
600	F5 Networks, Inc.*	27,804
1,325	Intergraph Corp.*	47,077
575	Sykes Enterprises, Inc.*	9,384

		186,082

	Computer Peripherals — 2.6%
1,300	ScanSource, Inc.*	38,675
3,550	Symbol Technologies, Inc.	39,228

		77,903

	Computer Storage Devices — 8.5%
8,100	Brocade Communications Systems, Inc.*	50,706
2,525	Emulex Corp.*	37,597
1,000	Hutchinson Technology, Inc.*	18,050
1,150	Imation Corp.	46,828
850	Komag, Inc.*	32,564
500	M-Systems Flash Disk Pioneers Ltd.*	18,000
2,950	Western Digital Corp.*	51,743

		255,488

	Electronic Instruments and Controls — 11.8%
800	Agilysys, Inc.	12,536
2,950	Arrow Electronics, Inc.*	83,367
2,000	Avnet, Inc.*	36,400
1,862	Benchmark Electronics, Inc.*	45,302
900	Nam Tai Electronics, Inc.	15,399
1,200	Plexus Corp.*	29,904
16,350	Solectron Corp.*	49,377
1,300	SYNNEX Corp.*	26,754
4,050	Vishay Intertechnology, Inc.*	56,822

		355,861

	Medical Equipment and Supplies — 0.6%
850	Wright Medical Group, Inc.*	18,726

	Scientific and Technical Instruments — 2.1%
650	Analogic Corp.	29,731
800	Coherent, Inc.*	25,648
500	OSI Systems, Inc.*	8,995

		64,374

	Semiconductors — 21.8%
698	Actel Corp.*	9,465
14,275	Atmel Corp.*	68,376
800	ATMI, Inc.*	21,256
3,000	Axcelis Technologies, Inc.*	16,590
2,050	Cirrus Logic, Inc.*	14,289
600	Cymer, Inc.*	23,472
4,005	Entegris, Inc.*	37,847
1,200	Genesis Microchip, Inc.*	16,200
1,675	International Rectifier Corp.*	59,713
700	MEMC Electronic Materials, Inc.*	21,294
1,775	MKS Instruments, Inc.*	36,689
1,025	Novellus Systems, Inc.*	25,943
1,625	OmniVision Technologies, Inc.*	30,875
1,150	Photronics, Inc.*	16,066
4,500	RF Micro Devices, Inc.*	27,720
1,000	Semtech Corp.*	12,900
2,600	Silicon Storage Technology, Inc.*	10,348
1,925	Spansion, Inc., Class A*	26,912
1,200	Standard Microsystems Corp.*	31,896
4,925	Teradyne, Inc.*	64,714
4,500	TriQuint Semiconductor, Inc.*	21,240
1,200	Varian Semiconductor Equipment Associates, Inc.*	38,040
1,500	Zoran Corp.*	24,075

		655,920

	Software and Programming — 23.3%
750	Altiris, Inc.*	12,945
10,800	Compuware Corp.*	75,491
1,525	Covansys Corp.*	22,616
1,825	FileNet Corp.*	58,072
800	GSI Commerce, Inc.*	10,272
1,300	Hyperion Solutions Corp.*	40,508
900	InfoSpace, Inc.*	19,854
1,400	Internet Security Systems, Inc.*	31,486
1,200	JDA Software Group, Inc.*	18,564
3,100	Lawson Software, Inc.*	20,770
700	MRO Software, Inc.*	14,784
9,000	Novell, Inc.*	58,410
1,300	Open Text Corp.*	17,693
1,200	Progress Software Corp.*	27,156
1,850	RightNow Technologies, Inc.*	22,441
300	salesforce.com, inc.*	7,710
1,300	Sybase, Inc.*	27,365
4,000	Take-Two Interactive Software, Inc.*	42,840
2,625	THQ, Inc.*	59,561
7,850	TIBCO Software, Inc.*	62,485
1,000	Vignette Corp.*	12,990
1,800	webMethods, Inc.*	13,392
2,300	Website Pros, Inc.*	21,298

		698,703

	Total Common Stocks (Cost $3,194,619)	2,943,585

PAR

	REPURCHASE AGREEMENT — 5.3%
$161,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $161,023 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $164,466 (Cost $161,000)	161,000

	Total Investments — 103.1% (Cost $3,355,619)	3,104,585
	Liabilities Less Other Assets — (3.1%)	(94,571)

	Net Assets — 100.0%	$3,010,014

*	Non-income producing security

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2006
(unaudited)

			PERCENT OF
SHARES		VALUE	NET ASSETS

	COMMON STOCKS — 91.2%
396,010	Enbridge, Inc.	$12,688,159	4.8%
223,926	National Grid PLC ADR	12,674,211	4.8
313,140	E.ON AG ADR	12,578,833	4.8
780,000	El Paso Corp.	12,479,999	4.7
405,700	TransCanada Corp.	12,471,217	4.7
398,387	Duke Energy Corp.	12,079,093	4.6
290,900	KeySpan Corp.	11,714,542	4.5
128,300	Dominion Resources, Inc.	10,068,983	3.8
220,825	PG&E Corp.	9,203,986	3.4
366,400	The Williams Companies, Inc.	8,885,200	3.3
119,400	Public Service Enterprise Group, Inc.	8,051,142	3.0
346,850	NiSource, Inc.	7,890,838	2.9
88,925	Questar Corp.	7,878,755	2.9
241,257	Southern Union Co.	6,547,715	2.4
137,450	AGL Resources, Inc.	5,363,299	2.0
179,050	Atmos Energy Corp.	5,151,269	1.9
171,400	Piedmont Natural Gas Company, Inc.	4,411,836	1.6
75,725	Exelon Corp.	4,384,478	1.6
112,200	National Fuel Gas Co.	4,167,108	1.5
88,675	Consolidated Edison, Inc.	4,156,197	1.5
114,950	Equitable Resources, Inc.	4,139,350	1.5
93,550	Nicor, Inc.	4,099,361	1.5
103,200	ONEOK, Inc.	3,840,072	1.4
256,800	CenterPoint Energy, Inc.	3,528,432	1.3
111,900	WGL Holdings, Inc.	3,360,357	1.2
137,650	Energy East Corp.	3,349,025	1.2
86,700	Cheniere Energy, Inc.*	3,033,633	1.1
70,875	Peoples Energy Corp.	2,991,634	1.1
104,805	Vectren Corp.	2,914,627	1.1
86,750	Southwest Gas Corp.	2,856,678	1.1
62,225	DTE Energy Co.	2,633,362	1.0
59,925	Energen Corp.	2,554,004	0.9
61,900	Northwest Natural Gas Co.	2,350,343	0.9
45,100	New Jersey Resources Corp.	2,251,843	0.8
61,150	Southwestern Energy Co.*	2,103,560	0.8
101,350	Xcel Energy, Inc.	2,031,054	0.8
70,850	MDU Resources Group, Inc.	1,746,453	0.6
41,325	Wisconsin Energy Corp.	1,743,915	0.6
78,100	Puget Energy, Inc.	1,734,601	0.6
53,910	South Jersey Industries, Inc.	1,599,510	0.6
109,650	CMS Energy Corp.*	1,536,197	0.6
29,425	Ameren Corp.	1,515,388	0.6
25,350	Constellation Energy Group, Inc.	1,468,019	0.5
42,650	The Laclede Group, Inc.	1,417,260	0.5
42,625	UGI Corp.	1,059,231	0.4
228,550	Aquila, Inc.*	1,014,762	0.4
26,016	NorthWestern Corp.	902,755	0.3
24,675	Alliant Energy Corp.	892,742	0.3
33,250	Northeast Utilities	744,800	0.3
21,500	NSTAR	670,155	0.2
39,975	TECO Energy, Inc.	637,202	0.2
11,480	WPS Resources Corp.	592,024	0.2
22,300	Cascade Natural Gas Corp.	578,016	0.2
17,489	EnergySouth, Inc.	564,020	0.2
15,650	PPL Corp.	532,413	0.2
20,475	Avista Corp.	511,466	0.2
74,325	SEMCO Energy, Inc.*	457,099	0.2
16,875	PNM Resources, Inc.	452,419	0.2
12,028	MGE Energy, Inc.	390,669	0.1
7,450	CH Energy Group, Inc.	369,446	0.1
10,265	Chesapeake Utilities Corp.	354,143	0.1
12,716	Pepco Holdings, Inc.	311,542	0.1
14,325	Sierra Pacific Resources*	206,996	0.1
8,307	Delta Natural Gas Company, Inc.	205,432	0.1
4,805	UniSource Energy Corp.	160,295	0.1
4,221	RGC Resources, Inc.	109,746	N.M.
1,300	Entergy Corp.	100,230	N.M.
3,000	The Empire District Electric Co.	66,810	N.M.
5,711	Energy West, Inc.	59,622	N.M.
1,375	Black Hills Corp.	49,266	N.M.
1,000	ALLETE, Inc.	46,420	N.M.

	Total Common Stocks (Cost $120,904,438)	245,685,259	91.2

PAR

	REPURCHASE AGREEMENT — 7.9%
$21,261,000	With Mizuho Securities, Inc. dated 7/31/06 at 5.2% to be repurchased at $21,264,071 on 8/1/06, collateralized by U.S. Treasury Bond, 8.875% due 2/15/19, value $21,718,750 (Cost $21,261,000)	21,261,000	7.9

	Total Investments (Cost $142,165,438)	266,946,259	99.1
	Other Assets Less Liabilities	2,328,480	0.9

	Net Assets	$269,274,739	100.0%

*	Non-income producing security
ADR	American Depositary Receipts
N.M.	Not Meaningful

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Fund for Government Investors
Portfolio of Investments
July 31, 2006
(unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 97.6%
	Federal Home Loan Bank - 35.6%
$8,000,000	FHLB	5.4%	11/30/06	$7,997,243
8,000,000	FHLB Discount Note*	5.06	8/11/06	7,988,756
10,000,000	FHLB Discount Note*	5.1	8/25/06	9,966,000
5,000,000	FHLB Discount Note*	5.22	9/6/06	4,973,900
10,000,000	FHLB Discount Note*	5.19	9/15/06	9,935,125
10,000,000	FHLB Discount Note*	5.21	9/20/06	9,927,639
10,000,000	FHLB Discount Note*	5.29	9/29/06	9,913,303
8,000,000	FHLB Discount Note*	5.24	10/13/06	7,914,996
10,000,000	FHLB Step Note^	4.6	8/9/06	9,999,966
6,000,000	FHLB Step Note^	5.5	10/27/06	6,000,000

				84,616,928

	Federal Home Loan Mortgage Corporation - 17.7%
10,000,000	Freddie Mac	2.875	12/15/06	9,903,115
8,000,000	Freddie Mac Discount Note*	5.23	10/24/06	7,902,373
8,000,000	Freddie Mac Discount Note*	5.27	12/5/06	7,852,440
8,000,000	Freddie Mac Discount Note*	5.25	1/9/07	7,812,167
9,000,000	Freddie Mac Discount Note*	5.25	1/23/07	8,770,313

				42,240,408

	Federal National Mortgage Association - 44.3%
8,000,000	Fannie Mae	2.625	11/15/06	7,933,646
10,000,000	Fannie Mae Discount Note*	4.95	8/1/06	10,000,000
10,000,000	Fannie Mae Discount Note*	4.94	8/4/06	9,995,883
7,000,000	Fannie Mae Discount Note*	4.96	8/8/06	6,993,249
10,000,000	Fannie Mae Discount Note*	4.95	8/16/06	9,979,375
7,034,000	Fannie Mae Discount Note*	5.04	8/23/06	7,012,335
10,000,000	Fannie Mae Discount Note*	5.16	8/31/06	9,957,000
10,000,000	Fannie Mae Discount Note*	5.23	9/12/06	9,938,983
10,000,000	Fannie Mae Discount Note*	5.28	10/4/06	9,906,133
6,915,000	Fannie Mae Discount Note*	5.25	10/18/06	6,836,342
10,000,000	Fannie Mae Discount Note*	5.25	11/3/06	9,862,917
7,000,000	Fannie Mae Discount Note*	5.29	12/27/06	6,847,766

				105,263,629

	Total Investments — 97.6% (Amortized Cost $232,120,965) †			232,120,965
	Other Assets Less Liabilities — 2.4%			5,654,967

	Net Assets — 100.0%			$237,775,932

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
^	A Step Note is a security with a predetermined schedule of interest or dividend rate changes. The maturity date shown is the next reset date or maturity date, whichever is shorter.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 64 Days

See Accompanying Notes to Portfolios of Investments

The FBR Funds
Notes to Portfolios of Investments
July 31, 2006
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the "Board"). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Pegasus Fund, Large Cap Financial Fund, Large Cap Technology Fund, Small Cap Fund, Small Cap Financial Fund, Small Cap Technology Fund and Gas Utility Index Fund (collectively the “Equity Funds”) have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Equity Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Trust’s Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Equity Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended July 31, 2006, is noted below:

	Share Activity

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/05	Purchases	Sales	7/31/06	Gain	Dividends	7/31/06	Cost

FBR Small Cap Fund
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	$18,689,280	$4,511,967
FBR Small Cap Financial Fund
Pacific Premier Bancorp, Inc.	248,571	16,097	—	264,668	—	—	2,945,755	2,711,034

3. Federal Tax Information

As of July 31, 2006, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

				Net
	Federal	Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Pegasus Fund	$15,991,178	$677,583	$(299,203)	$378,380
Large Cap Financial Fund	23,743,152	2,852,272	(526,979)	2,325,293
Large Cap Technology Fund	21,574,286	1,212,650	(1,806,680)	(594,030)
Small Cap Fund	497,700,748	320,117,645	(17,107,511)	303,010,134
Small Cap Financial Fund	267,491,490	92,022,663	(7,035,826)	84,986,837
Small Cap Technology Fund	3,358,312	82,958	(336,685)	(253,727)
Gas Utility Index Fund	152,506,763	117,985,410	(3,545,914)	114,439,496
Fund for Government Investors	232,120,965	—	—	—

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/20/2006

	Kimberly J. Bradshaw	Date
Treasurer, Secretary and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	9/20/2006

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/20/2006

	Kimberly J. Bradshaw	Date
Treasurer, Secretary and Principal Financial Officer
The FBR Funds